Schedule of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loans receivable, gross	$ 60,974	$ 50,763
Less: Deferred loan fees	(1,264)	(1,143)
Less: Deposits	(839)	(934)
Plus: Deferred origination costs	306	305
Less: Allowance for loan losses	(2,527)	(2,048)
Loans receivable, net	$ 56,650	$ 46,943